Property, plant and equipment (Interest capitalization) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment [abstract]
Interest expense arising on borrowings	¥ 496	¥ 476
Weighted average capitalization rate	4.57%	4.54%